Stock Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2022
Stock Compensation Plan
Schedule of company's stock options
	Number of Options	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at September 13, 2021 (inception)	—	$—	—	$—
Granted	400,000	$0.25
Outstanding at December 31, 2021	400,000	$0.25	9.8	$700,000
Granted	2,751,000	$2.00
Forfeited	(250,000)	$0.25
Outstanding at December 31, 2022	2,901,000	$1.91	9.4	$199,500

Exercisable at December 31, 2022	418,749	$1.76	9.3	$77,583
Vested or expected to vest at December 31, 2022	2,901,000	$1.91	9.4	$199,500

Schedule of fair values of the options granted
Year Ended December 31, 2022
Expected volatility	62.6% – 69.5%
Risk-free interest rate	1.68% – 3.25%
Expected term in years	5.5 – 6.3
Expected dividend yield	—%

Schedule of summarizes vesting of restricted common stock
	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at September 13, 2021 (inception)	—	$—
Granted	2,100,000	0.25
Unvested at December 31, 2021	2,100,000	0.25
Granted	5,250,000	2.24
Vested	(350,000)	1.00
Unvested at December 31 2022	7,000,000	$1.75

Schedule of stock-based compensation expense
	Year Ended December 31, 2022	For The Period From September 13, 2021 (Inception) Through December 31, 2021
General and administrative	$1,798,043	$513,227
Research and development	201,270	—
Total	$1,999,313	$513,227